Segmentation of key figures (Details 3b) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Gross carrying amount [member] | Alcon brand name [member]
Disclosure of operating segments [line items]
Intangible assets and goodwill	$ 2,980	$ 2,980